Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 9.0%
Interactive Media & Services 9.0%
Match Group, Inc.(a)	642,934	85,028,022
Meta Platforms, Inc., Class A(a)	274,184	92,221,788
Total		177,249,810
Total Communication Services		177,249,810
Consumer Discretionary 13.0%
Hotels, Restaurants & Leisure 3.7%
Booking Holdings, Inc.(a)	30,646	73,526,803
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.(a)	28,484	94,975,340
Textiles, Apparel & Luxury Goods 4.5%
NIKE, Inc., Class B	525,777	87,631,253
Total Consumer Discretionary		256,133,396
Consumer Staples 5.9%
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	123,191	69,935,531
Personal Products 2.4%
Estee Lauder Companies, Inc. (The), Class A	126,688	46,899,897
Total Consumer Staples		116,835,428
Financials 3.5%
Capital Markets 3.5%
MSCI, Inc.	111,744	68,464,431
Total Financials		68,464,431
Health Care 19.1%
Biotechnology 6.3%
BioMarin Pharmaceutical, Inc.(a)	660,628	58,366,484
Exact Sciences Corp.(a)	517,020	40,239,666
Sarepta Therapeutics, Inc.(a)	278,576	25,085,769
Total		123,691,919
Health Care Equipment & Supplies 8.3%
ABIOMED, Inc.(a)	144,179	51,784,771
Align Technology, Inc.(a)	82,547	54,248,238
Edwards Lifesciences Corp.(a)	452,101	58,569,685
Total		164,602,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.6%
Illumina, Inc.(a)	134,216	51,061,135
Pharmaceuticals 1.9%
Eli Lilly & Co.	136,361	37,665,635
Total Health Care		377,021,383
Industrials 11.7%
Building Products 3.5%
Trane Technologies PLC	344,953	69,690,855
Construction & Engineering 1.7%
Quanta Services, Inc.	285,875	32,778,427
Electrical Equipment 0.9%
Bloom Energy Corp., Class A(a)	795,216	17,439,087
Professional Services 2.7%
CoStar Group, Inc.(a)	677,829	53,568,826
Road & Rail 2.9%
Uber Technologies, Inc.(a)	1,343,312	56,325,072
Total Industrials		229,802,267
Information Technology 36.7%
IT Services 9.9%
Block, Inc., Class A(a)	226,244	36,540,668
PayPal Holdings, Inc.(a)	363,789	68,603,330
Visa, Inc., Class A	413,674	89,647,293
Total		194,791,291
Semiconductors & Semiconductor Equipment 6.5%
Enphase Energy, Inc.(a)	190,339	34,820,617
NVIDIA Corp.	315,723	92,857,291
Total		127,677,908
Software 20.3%
Adobe, Inc.(a)	144,026	81,671,384
Crowdstrike Holdings, Inc., Class A(a)	147,661	30,233,590
DocuSign, Inc.(a)	261,262	39,792,815
Intuit, Inc.	143,226	92,125,828
Columbia Select Large Cap Growth Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	246,927	62,751,558
ServiceNow, Inc.(a)	145,394	94,376,699
Total		400,951,874
Total Information Technology		723,421,073
Total Common Stocks (Cost $884,563,675)		1,948,927,788

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.085%(b),(c)	30,273,143	30,267,089
Total Money Market Funds (Cost $30,267,071)		30,267,089
Total Investments in Securities (Cost: $914,830,746)		1,979,194,877
Other Assets & Liabilities, Net		(7,585,463)
Net Assets		1,971,609,414
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.085%
	4,885,819	402,708,348	(377,327,073)	(5)	30,267,089	(2,424)	9,093	30,273,143
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | Third Quarter Report 2021

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3QT215_03_M01_(02/22)